Financial Instruments at Fair Value through Profit or Loss - Schedule of Financial Instruments at Fair Value Through Profit or Loss (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 582,710	$ 183,702
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	582,710	183,702
Financial instruments at fair value through profit or loss within three months	132,043	28,772
IFRS9 [member] | Chilean Central Bank And Government Security [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	21,369	52,019
IFRS9 [member] | Chilean Central Bank And Government Security [member] | Other Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	86,673	28,879
IFRS9 [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	271	905
IFRS9 [member] | Other Chilean securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		22,218
IFRS9 [member] | Foreign Financial Securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	432,178	67,088
IFRS9 [member] | Foreign Financial Securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		4,390
IFRS9 [member] | Investments in mutual funds [member] | Funds managed by related subsidiaries [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	4,861	5,870
IFRS9 [member] | Investments in mutual funds [member] | Funds managed by third parties [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	35,017	33
IFRS9 [member] | Other Investment [member] | Other Financial instruments at fair value through profit loss [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	$ 2,341	$ 2,300